Segment reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment reporting

(5)   Segment reporting

We previously operated two reportable business segments, Industrial Materials and Engineered Solutions. During the second quarter of 2016 the Company decided to sell the businesses that comprised our Engineered Solutions segment to focus on our Industrial Materials segment. Accordingly, the Engineered Solutions business qualified as held for sale status and the related results have been excluded from continuing operations. See Note 3 "Discontinued Operations and Assets Held for Sale" for significant components of the results of our Engineered Solutions segment.

Our Industrial Materials segment manufactures high quality graphite electrodes essential to the production of electric arc furnace steel and other ferrous and non-ferrous metals. Petroleum needle coke, a crystalline form of carbon derived from decant oil, is the primary raw material used in the production of graphite electrodes. We utilize substantially all the needle coke that we produce internally to manufacture our graphite electrodes and as a result more than 90% of our revenues from external customers are derived from the sale of graphite electrodes and graphite electrode by-products from our manufacturing processes.

Assets are managed based on geographic location because certain continuing and discontinued operations share certain facilities.

The following tables summarize information as to our continuing operations in different geographic areas.

	2017	2016	2015

	(Dollars in thousands)
Net sales:*
U.S.	$103,890	$74,526	$107,517
Americas	129,103	116,944	132,917
Asia Pacific	46,329	41,302	37,509
Europe, Middle East, Africa	271,449	205,191	255,097

Total	$550,771	$437,963	$533,040

*      Net sales were not impacted by purchase price accounting adjustments.

	At December 31,
	2017	2016

	(Dollars in thousands)
Long-lived assets(a):
U.S. and Canada	$177,298	$191,502
Mexico	147,959	151,288
Brazil	3,547	6,100
France	80,035	69,558
Spain	103,819	87,614
South Africa	20	2,547
Other countries	163	246

Total	$512,841	$508,855

(a)    Long-lived assets represent fixed assets, net of accumulated depreciation.